Capital Risk Management - Summary of Capital Risk (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Disclosure of maturity analysis for non-derivative financial liabilities [abstract]
Bank borrowings	¥ 473,000	¥ 558,000	$ 68,795
Advances from an unrelated party	38	38	6
Amount due to a shareholder	9,911	8,742	1,441
Total borrowings	482,949	566,780	70,242
Total equity	¥ 2,538,640	¥ 2,546,622	$ 369,230	¥ 2,537,570	¥ 2,563,494
Debt (total liabilities) to equity ratio	46.90%	51.10%